Trade and Other Receivables, Net (Details) - Schedule of Trade and Other Receivables, Net - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2023	Dec. 31, 2022
Schedule of Trade and Other Receivables, Net [Abstract]
Trade receivables, net of discounts	[1]	$ 137,587	$ 126,456
Other receivables		12,860	15,211
Impairment of trade and other receivables	[2]	(13,906)	(12,065)
Trade receivables, net of discounts and impairment		$ 136,541	$ 129,602

[1]	Discount and return provision amounts to $14,793 (as of December 31, 2022: $13,443).
[2]	Total impairment balance is comprised of $11,744 (as of December 31, 2022: $10,768) for trade receivables and $2,162 (as of December 31, 2022 $1,297) for other receivables.